Stock-Based Compensation - Fair Value of Options (Parenthetical) (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock price volatility, risk free interest period	5 years	5 years	5 years	5 years